PROPERTY, PLANT AND EQUIPMENT - Supplemental information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Interest capitalized to property, plant and equipment	$ 1,976	$ 2,277	$ 1,378
Weighted average capitalization rates	7.56%	7.64%